E*TRADE BOND INDEX FUND
SEMIANNUAL REPORT


Dear E*TRADE Funds Shareholders,

We're writing to report the performance of the E*TRADE Bond Index Fund (the "Fund") for the first half of 2000. We'd also like to take this opportunity to thank all of you for your investment in the Fund.

The Fund's investment objective is to provide investment results that correspond, before fees and expenses, to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Government/Corporate Bond Index.* The Bond Index includes approximately 5000 fixed-income securities, including U.S. Government securities and investment grade corporate bonds, each with an outstanding market value of at least $25 million and remaining maturity of greater than one year.

The Fund seeks to achieve its investment objective by investing all of its assets in the Bond Index Master Portfolio ("Master Portfolio"). The Fund invests in a representative sample of the securities that comprise the Index in proportions that match their Index weight. At the close of the period, the Fund's portfolio was composed of 48.7% U.S. Treasury Bonds, 35.8% corporate bonds, and 15.5% U.S. agency securities.

For the first half of the fiscal year, which ended June 30, 2000, the Fund returned 3.96%, gaining a cumulative 4.73% since inception on August 13, 1999. In comparison, the Index gained 4.18% for the first half of the fiscal year. Since September 1, 1999, the Fund has returned 4.42%, while the Index has returned 4.69% for the same period**. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Indicators of an overheated economy resurfaced in the first quarter of 2000. The annualized GDP growth rate for the fourth quarter of 1999, initially reported at 6.9%, was later revised to 7.3%. The unemployment rate fell to 3.9% in April, its lowest level in 30 years. In response, the Federal Reserve Board raised the federal funds target rate three times in the first half of 2000. Combined with a shortage in supply of long-term bonds, these rate hikes caused Treasury securities with shorter maturities to carry higher yields than those with longer maturities. This phenomenon, known as an inverted yield curve, had not been witnessed since 1990.

Short-term rates move in tandem with the federal funds target rate, which increased by 1.00% (to 6.50%) in the first half of 2000. However, long bond yields fell as a result of two significant policy changes instituted by the Treasury. In January, the Treasury announced that it would buy back its long-term bonds in an effort to reduce outstanding government debt. This was followed by a February announcement that the Treasury would curtail further 30-year Treasury bond auctions. In response to the impending reduced supply of long-term Treasury bonds, long-term yields plunged, as evidenced by the 9.30% return on the Lehman Brothers 20+ Year Treasury Index in the first quarter.

Bonds languished in April and May amid continued reports of rapid economic growth. Specifically, the Employment Index, released on April 27, demonstrated a first quarter rise of 1.4%, well above the anticipated 1.0%. For the month of April, the Lehman Brothers Government/Corporate Bond Index lost 0.49%. On May16, the Federal Reserve raised the federal funds rate target by 0.50%, its third and largest increase in 2000. By month end, economic data demonstrated signs of the Federal Reserve's intended slowdown. Bonds rallied in response, finishing the month flat (-0.05%). June found more signs of a slowing economy, to which the bond market responded favorably. The Lehman Brothers Government/Corporate Bond Index returned 2.04% to finish the quarter up 1.45%.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The Fund's unaudited financial statements for the period ended June 30, 2000 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE Bond Index Fund.

Sincerely, E*TRADE Funds

* Lehman Brothers ("Lehman") does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. "Lehman Brothers Government/Corporate Bond Index(R)" is a trademark of Lehman. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Lehman, and neither Lehman nor the Bond Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.

** The Fund began operations on August 13, 1999. Index Comparisons began on September 1, 1999.

BOND INDEX MASTER PORTFOLIO
JUNE 30, 2000 (UNAUDITED)
SCHEDULE OF INVESTMENTS


    SECURITY                                          PRINCIPAL        VALUE
    --------------------------------------------------------------------------

    CORPORATE BONDS & NOTES--32.11%

    AEROSPACE / DEFENSE--0.78%
    --------------------------------------------------------------------------
    Lockheed Martin Corp.
      8.20%, 12/01/09                                 1,500,000      1,514,256
    Raytheon Co.
      7.38%, 07/15/25                                 1,000,000        849,275
    United Technologies Corp.
      6.63%, 11/15/04                                 1,000,000        978,128
    --------------------------------------------------------------------------
                                                                     3,341,659
    --------------------------------------------------------------------------

    AUTO MANUFACTURERS--1.34%
    --------------------------------------------------------------------------
    Chrysler Corp.
      7.45%, 03/01/27                                 1,500,000      1,436,962
    Ford Motor Co.
      6.38%, 02/01/29                                 1,000,000        816,214
      8.88%, 04/01/06                                 1,500,000      1,591,153
    General Motors Corp.
      6.25%, 05/01/05                                 1,000,000        954,049
      7.40%, 09/01/25                                 1,000,000        936,020
    --------------------------------------------------------------------------
                                                                     5,734,398
    --------------------------------------------------------------------------

    AUTO PARTS & EQUIPMENT--0.43%
    --------------------------------------------------------------------------
    Delphi Automotive Systems Corp.
      6.50%, 05/01/09                                 1,000,000        898,612
    Goodyear Tire & Rubber Co.
      6.63%, 12/01/06                                 1,000,000        939,357
    --------------------------------------------------------------------------
                                                                     1,837,969
    --------------------------------------------------------------------------

    BANKS--5.13%
    --------------------------------------------------------------------------
    ABN Amro Bank NV
      7.30%, 12/01/26                                   500,000        440,665
    Bank of New York Co. Inc.
      6.50%, 12/01/03                                 1,000,000        968,576
    Bank of Tokyo-Mitsubishi Ltd.
      8.40%, 04/15/10                                 1,000,000      1,009,258
    Bank One Corp.
      6.40%, 08/01/02                                 1,000,000        981,848
      8.10%, 03/01/02                                 1,000,000      1,010,368
    BankAmerica Corp.
      6.25%, 04/01/08                                 1,870,000      1,706,506
    Chase Manhattan Corp.
      5.75%, 04/15/04                                 1,000,000        943,821
    Dresdner Bank AG
      6.63%, 09/15/05                                 1,000,000        952,590
    First Union Capital Corp.

      8.04%, 12/01/26                                 2,000,000      1,757,366
    First Union Corp.
      6.63%, 07/15/05                                   500,000        476,246

    International Bank of Reconstruction & Development
      6.38%, 07/21/05                                 1,000,000        972,468
    KeyCorp
      6.75%, 03/15/06                                 1,500,000      1,427,616
    KFW International Finance Inc.
      7.63%, 02/15/04                                 3,500,000      3,553,105
      8.00%, 02/15/10                                   250,000        263,723
    Korea Development Bank
      7.13%, 04/22/04                                 1,000,000        966,942
      7.38%, 09/17/04                                 1,000,000        973,768
    Mellon Capital II
      8.00%, 01/15/27                                 1,000,000        904,086
    NationsBank Corp.
      7.75%, 08/15/15                                 1,000,000        972,288
    Skandinaviska Enskilda Banken
      6.88%, 02/15/09                                   500,000        464,045
    Swiss Bank Corp.
      7.38%, 07/15/15                                 1,200,000      1,144,871
    --------------------------------------------------------------------------
                                                                    21,890,156
    --------------------------------------------------------------------------

    BEVERAGES--0.96%
    --------------------------------------------------------------------------
    Anheuser-Busch Companies Inc.
      9.00%, 12/01/09                                 1,500,000      1,659,628
    Coca-Cola Enterprises
      8.00%, 09/15/22                                 1,000,000      1,006,749
    Diageo PLC
      6.13%, 08/15/05                                 1,000,000        947,168
    J Seagram & Sons Ltd.
      7.50%, 12/15/18                                   500,000        471,975
    --------------------------------------------------------------------------
                                                                     4,085,520
    --------------------------------------------------------------------------

    CHEMICALS--0.12%
    --------------------------------------------------------------------------
    Dow Chemical Co.
      8.63%, 04/01/06                                   500,000        530,582
    --------------------------------------------------------------------------
                                                                       530,582
    --------------------------------------------------------------------------

    COMPUTERS--0.67%
    --------------------------------------------------------------------------
    International Business Machines Corp.
      5.63%, 04/12/04                                 3,000,000      2,858,523
    --------------------------------------------------------------------------
                                                                     2,858,523
    --------------------------------------------------------------------------

    COSMETICS / PERSONAL CARE--0.23%
    --------------------------------------------------------------------------
    Procter & Gamble Co.
      6.88%, 09/15/09                                 1,000,000        974,525
    --------------------------------------------------------------------------
                                                                       974,525
    --------------------------------------------------------------------------

    DIVERSIFIED FINANCIAL SERVICES--6.73%
    --------------------------------------------------------------------------
    American General Finance Corp.
      6.38%, 03/01/03                                 1,000,000        974,076
    Associates Corp. NA
      6.25%, 11/01/08                                 1,500,000      1,344,702
      6.95%, 11/01/18                                 1,000,000        879,737

    Bear Stearns Companies Inc.
      6.75%, 04/15/03                                 1,000,000        976,664
    CIT Group Holdings
      6.63%, 06/15/05                                 1,000,000        944,645
    Citigroup Inc.
      7.88%, 05/15/25                                 1,000,000        991,369
    Countrywide Funding Corp.
      6.88%, 09/15/05                                 1,000,000        948,225
    Ford Motor Credit Co.
      6.50%, 02/28/02                                 3,400,000      3,352,359
      7.50%, 06/15/03                                 1,000,000        995,563
    General Motors Acceptance Corp.
      7.13%, 05/01/03                                 4,500,000      4,463,856
    Household Finance Corp.
      6.00%, 05/01/04                                 2,000,000      1,884,770
      6.70%, 06/15/02                                 1,000,000        981,061
    Lehman Brothers Inc.
      7.63%, 06/01/06                                 2,500,000      2,435,450
    Merrill Lynch & Co. Inc.
      6.00%, 02/17/09                                 3,000,000      2,654,319
      6.38%, 10/15/08                                 1,000,000        910,705
    Morgan Stanley Dean Witter & Co.
      7.13%, 01/15/03                                 1,000,000        993,347
      8.00%, 06/15/10                                 1,000,000      1,009,857
    Norwest Financial Inc.
      5.38%, 09/30/03                                 1,000,000        942,224
    Pemex Finance Ltd.
      9.69%, 08/15/09                                 1,000,000      1,054,260
    --------------------------------------------------------------------------
                                                                    28,737,189
    --------------------------------------------------------------------------

    ELECTRIC--2.75%
    --------------------------------------------------------------------------
    Duke Energy Corp.
      6.00%, 12/01/28                                 2,000,000      1,584,084
    Enersis SA
      7.40%, 12/01/16                                 1,000,000        865,807
    Houston Lighting & Power Co.
      6.50%, 04/21/03                                 4,000,000      3,895,036
    Korea Electric Power Corp.
      6.38%, 12/01/03                                 1,000,000        942,709
    Niagara Mohawk Power Corp.
      7.38%, 07/01/03                                   756,098        743,943
      7.63%, 10/01/05                                   529,268        520,085
    Northern States Power Co.
      6.50%, 03/01/28                                 1,500,000      1,281,182
    Texas Utilities Co.
      6.38%, 01/01/08                                 1,000,000        899,864
    Virginia Electric & Power Co.
      7.38%, 07/01/02                                 1,000,000      1,002,482
    --------------------------------------------------------------------------
                                                                    11,735,192
    --------------------------------------------------------------------------

    FOOD--0.74%
    --------------------------------------------------------------------------
    Albertson's Inc.
      6.63%, 06/01/28                                 1,000,000        825,305
    Archer-Daniels-Midland Co.
      8.38%, 04/15/17                                   500,000        517,726

    Fred Meyer Inc.
      7.45%, 03/01/08                                 1,000,000        956,417
    Kroger Co.
      7.00%, 05/01/18                                 1,000,000        872,229
    --------------------------------------------------------------------------
                                                                     3,171,677
    --------------------------------------------------------------------------

    HEALTH CARE--0.47%
    --------------------------------------------------------------------------
    Baxter International Inc.
      7.63%, 11/15/02                                 1,000,000      1,008,335
    Becton Dickinson & Co.
      7.15%, 10/01/09                                 1,000,000        982,357
    --------------------------------------------------------------------------
                                                                     1,990,692
    --------------------------------------------------------------------------

    INSURANCE--0.22%
    --------------------------------------------------------------------------
    Aetna Services Inc.
      7.13%, 08/15/06                                 1,000,000        948,474
    --------------------------------------------------------------------------
                                                                       948,474
    --------------------------------------------------------------------------

    MACHINERY-CONSTRUCTION & MINING--0.23%
    --------------------------------------------------------------------------
    Caterpillar Inc.
      7.25%, 09/15/09                                 1,000,000        980,888
    --------------------------------------------------------------------------
                                                                       980,888
    --------------------------------------------------------------------------

    MANUFACTURERS--0.20%
    --------------------------------------------------------------------------
    Tyco International Group
      6.88%, 01/15/29                                 1,000,000        855,130
    --------------------------------------------------------------------------
                                                                       855,130
    --------------------------------------------------------------------------

    MEDIA--2.45%
    --------------------------------------------------------------------------
    Comcast Cable Communications
      8.38%, 05/01/07                                 2,000,000      2,038,628
    Disney (Walt) Co.
      5.13%, 12/15/03                                 2,000,000      1,874,334
      6.75%, 03/30/06                                   500,000        489,414
    Time Warner Entertainment Co.
      8.38%, 03/15/23                                 2,500,000      2,554,110
    Viacom Inc.
      7.75%, 06/01/05                                 3,500,000      3,524,392
    --------------------------------------------------------------------------
                                                                    10,480,878
    --------------------------------------------------------------------------

    MULTI-NATIONAL--0.73%
    --------------------------------------------------------------------------
    African Development Bank
      7.75%, 12/15/01                                   500,000        503,946
    Asian Development Bank
      6.75%, 06/11/07                                 1,000,000        977,674
    Inter-American Development Bank
      5.75%, 02/26/08                                 1,000,000        918,784
      8.40%, 09/01/09                                   200,000        216,477
      8.50%, 03/15/11                                   450,000        495,393
    --------------------------------------------------------------------------
                                                                     3,112,274
    --------------------------------------------------------------------------

    OIL & GAS PRODUCERS--1.13%
    --------------------------------------------------------------------------
    Amoco Canada
      7.25%, 12/01/02                                 1,000,000      1,002,726
    Conoco Inc.

      5.90%, 04/15/04                                 2,000,000      1,905,182
    Kerr-McGee Corp.
      6.63%, 10/15/07                                 1,120,000      1,042,383
    Phillips 66 Capital Trust II
      8.00%, 01/15/37                                 1,000,000        861,060
    --------------------------------------------------------------------------
                                                                     4,811,351
    --------------------------------------------------------------------------

    PHARMACEUTICALS--0.23%
    --------------------------------------------------------------------------
    American Home Products Corp.
      6.50%, 10/15/02                                 1,000,000        989,941
    --------------------------------------------------------------------------
                                                                       989,941
    --------------------------------------------------------------------------

    PIPELINES--0.23%
    --------------------------------------------------------------------------
    Sonat Inc.
      7.63%, 07/15/11                                 1,000,000        977,437
    --------------------------------------------------------------------------
                                                                       977,437
    --------------------------------------------------------------------------

    REAL ESTATE--0.22%
    --------------------------------------------------------------------------
    EOP Operating LP
      6.38%, 02/15/03                                 1,000,000        960,189
    --------------------------------------------------------------------------
                                                                       960,189
    --------------------------------------------------------------------------

    REAL ESTATE INVESTMENT TRUSTS--0.22%
    --------------------------------------------------------------------------
    Prologis Trust
      7.10%, 04/15/08                                 1,000,000        917,672
    --------------------------------------------------------------------------
                                                                       917,672
    --------------------------------------------------------------------------

    RETAIL--0.86%
    --------------------------------------------------------------------------
    Penney (J.C.) Company Inc.
      8.25%, 08/15/22                                 2,000,000      1,546,500
    Wal-Mart Stores Inc.
      8.50%, 09/15/24                                 2,000,000      2,120,314
    --------------------------------------------------------------------------
                                                                     3,666,814
    --------------------------------------------------------------------------

    TELECOMMUNICATION EQUIPMENT--0.23%
    --------------------------------------------------------------------------
    Motorola Inc.
      7.50%, 05/15/25                                 1,000,000        993,539
    --------------------------------------------------------------------------
                                                                       993,539
    --------------------------------------------------------------------------

    TELECOMMUNICATIONS--0.30%
    --------------------------------------------------------------------------
    Bell Telephone Canada
      9.50%, 10/15/10                                   250,000        282,887
    MCI Communications Corp.
      6.13%, 04/15/02                                 1,000,000        976,450
    --------------------------------------------------------------------------
                                                                     1,259,337
    --------------------------------------------------------------------------

    TELEPHONE--3.46%
    --------------------------------------------------------------------------
    AT&T Corp.
      6.00%, 03/15/09                                 1,500,000      1,337,459
      6.50%, 09/15/02                                 2,000,000      1,966,454
    Deutsche Telekom International Finance
      8.25%, 06/15/30                                 1,000,000      1,016,900
    New York Telephone Co.
      6.00%, 04/15/08                                   500,000        446,364
      7.00%, 12/01/33                                 2,305,000      2,013,418

   Sprint Capital Corp.
      6.13%, 11/15/08                                 4,000,000      3,564,100
    U.S. West Capital Funding Inc.
      6.13%, 07/15/02                                 1,000,000        978,346
    US West Communications Inc.
      7.63%, 06/09/03                                 1,000,000        998,124
    WorldCom Inc.
      6.25%, 08/15/03                                 1,000,000        964,058
      7.55%, 04/01/04                                 1,500,000      1,497,951
    --------------------------------------------------------------------------
                                                                    14,783,174
    --------------------------------------------------------------------------

    TOBACCO--0.10%
    --------------------------------------------------------------------------
    Imperial Tobacco Group PLC
      7.13%, 04/01/09                                   500,000        444,723
    --------------------------------------------------------------------------
                                                                       444,723
    --------------------------------------------------------------------------

    TRANSPORTATION--0.95%
    --------------------------------------------------------------------------
    Canadian National Railway Co.
      6.45%, 07/15/00                                 1,300,000      1,209,667
    CSX Corp.
      7.90%, 05/01/17                                 1,000,000        949,723
    Norfolk Southern Corp.
      7.80%, 05/15/27                                 1,000,000        961,520
    Union Pacific Corp.
      6.79%, 11/09/07                                 1,000,000        934,546
    --------------------------------------------------------------------------
                                                                     4,055,456
    --------------------------------------------------------------------------

    TOTAL CORPORATE BONDS & NOTES
    (Cost: $145,481,917)                                           137,125,359
    --------------------------------------------------------------------------


    SECURITY                                          PRINCIPAL        VALUE
    --------------------------------------------------------------------------

    FOREIGN GOVERNMENT BONDS & NOTES++--2.91%

    --------------------------------------------------------------------------
    British Columbia (Province of)
      6.50%, 01/15/26                                 1,000,000        885,352
    Chile (Republic of)
      6.88%, 04/28/09                                 1,000,000        923,734
    Corp. Andina de Fomento
      7.75%, 03/01/04                                 2,000,000      1,979,770
    Hydro Quebec
      8.40%, 01/15/22                                 2,000,000      2,114,198
    Mexico Government International Bond
      9.88%, 01/15/07                                 1,000,000      1,030,000
      11.50%, 05/15/26                                1,000,000      1,202,500
    New Brunswick (Province of)
      7.63%, 06/29/04                                 1,200,000      1,211,714
    Ontario (Province of)
      7.63%, 06/22/04                                   750,000        758,552
      7.75%, 06/04/02                                 2,300,000      2,323,653
    --------------------------------------------------------------------------
    TOTAL FOREIGN GOVERNMENT BONDS & NOTES
    (Cost: $13,073,301)                                             12,429,473
    --------------------------------------------------------------------------

    SECURITY                                          PRINCIPAL        VALUE
    --------------------------------------------------------------------------

    U.S. GOVERNMENT AND AGENCY OBLIGATIONS--62.08%

    U.S. GOVERNMENT AGENCY BONDS AND NOTES--14.93%
    --------------------------------------------------------------------------
    Federal Home Loan Bank
      5.02%, 02/11/02                                 3,500,000      3,400,470
      5.13%, 09/15/03                                 2,500,000      2,369,662
      5.40%, 01/15/03                                 1,500,000      1,446,433
      5.50%, 01/21/03                                 1,000,000        966,323
      5.95%, 07/28/08                                 3,500,000      3,238,665
      6.09%, 06/02/06                                 2,500,000      2,384,147
      6.13%, 08/15/03                                 1,000,000        975,206
      6.61%, 06/09/04                                 3,000,000      2,930,100
    Federal Home Loan Mortgage Corporation
      5.00%, 01/15/04                                 5,000,000      4,684,635
      5.13%, 10/15/08                                 3,400,000      2,960,557
      5.50%, 05/15/02                                 1,000,000        975,654
      5.63%, 02/20/04                                 1,000,000        952,856
      5.75%, 04/15/08                                 1,000,000        916,906
      5.75%, 03/15/09                                   500,000        453,973
      5.90%, 05/04/04                                 3,500,000      3,353,994
      6.30%, 06/01/04                                 1,000,000        968,547
      6.75%, 09/15/29                                 1,000,000        956,254
      7.00%, 02/15/03                                 2,000,000      2,001,206
    Federal National Mortgage Association
      0.00%, 06/01/17                                 1,000,000        300,160
      5.13%, 02/13/04                                 3,104,000      2,916,202
      5.25%, 01/15/09                                 1,000,000        877,546
      5.38%, 03/15/02                                 1,000,000        975,727
      5.75%, 06/15/05                                 1,000,000        947,584
      5.88%, 04/23/04                                   600,000        574,733
      6.00%, 05/15/08                                 1,000,000        930,731
      6.26%, 02/25/09                                 5,000,000      4,637,785
      6.38%, 06/15/09                                   394,000        373,382
      6.45%, 02/14/02                                 1,000,000        991,375
      6.80%, 01/10/03                                 1,400,000      1,394,924
      7.13%, 03/15/07                                 1,000,000      1,002,920
      7.13%, 01/15/30                                   887,000        889,193
      7.55%, 04/22/02                                 3,000,000      3,031,776
    Financing Corp.
      8.60%, 09/26/19                                 2,150,000      2,461,490
      9.65%, 11/02/18                                   500,000        623,792
      9.80%, 04/06/18                                 1,285,000      1,616,020
    Tennessee Valley Authority
      6.00%, 03/15/13                                 1,000,000        898,201
      6.13%, 07/15/03                                   500,000        483,771
      6.25%, 12/15/17                                   600,000        539,140
      6.88%, 12/15/43                                 1,000,000        875,000
      7.13%, 05/01/30                                   450,000        450,540
    --------------------------------------------------------------------------
                                                                     63,727,580
    --------------------------------------------------------------------------

    U.S. GOVERNMENT SECURITIES--47.15%
    --------------------------------------------------------------------------
    U.S. Treasury Bonds
      5.25%, 02/15/29                                   700,000        621,032
      5.50%, 08/15/28                                 2,800,000      2,568,126
      6.00%, 02/15/26                                 1,200,000      1,173,000
      6.13%, 11/15/27                                 1,600,000      1,595,000
      6.13%, 08/15/29                                   800,000        808,500
      6.25%, 05/15/30                                 1,200,000      1,259,626
      6.50%, 11/15/26                                 1,500,000      1,564,687
      6.63%, 02/15/27                                 1,000,000      1,060,313
      7.13%, 02/15/23                                 5,200,000      5,768,750
      7.25%, 05/15/16                                 4,100,000      4,511,283
      7.50%, 11/15/16                                   500,000        563,125
      7.63%, 02/15/07                                   500,000        508,125
      7.63%, 02/15/25                                 5,300,000      6,250,687
      7.88%, 02/15/21                                 2,500,000      2,968,750
      8.00%, 11/15/21                                 7,100,000      8,568,812
      8.13%, 08/15/19                                 5,250,000      6,332,812
      8.75%, 05/15/17                                 1,600,000      2,011,000
      8.75%, 05/15/20                                 3,100,000      3,970,908
      8.75%, 08/15/20                                 2,100,000      2,693,907
      9.13%, 05/15/09                                 1,000,000      1,088,125
      9.13%, 05/15/18                                 1,500,000      1,957,032
      9.38%, 02/15/06                                 1,300,000      1,486,469
      9.88%, 11/15/15                                 1,500,000      2,032,500
      10.63%, 11/15/12                                2,100,000      2,584,313
      11.25%, 02/15/15                                1,250,000      1,839,844
      11.75%, 11/15/14                                  500,000        689,375
      12.00%, 08/15/13                                1,100,000      1,486,375
      12.75%, 11/15/10                                  500,000        640,625
      13.25%, 05/15/14                                1,500,000      2,190,000
    U.S. Treasury Notes
      4.25%, 11/15/03                                 1,500,000      1,407,188
      4.75%, 02/15/04                                 2,100,000      1,996,313
      4.75%, 11/15/08                                 6,700,000      6,084,438
      5.25%, 05/15/04                                 3,700,000      3,569,346
      5.38%, 06/30/03                                 2,250,000      2,191,642
      5.50%, 07/31/01                                 4,100,000      4,057,721
      5.50%, 08/31/01                                 2,000,000      1,976,250
      5.50%, 01/31/03                                 2,100,000      2,056,032
      5.50%, 03/31/03                                 3,000,000      2,932,500
      5.50%, 05/31/03                                 1,450,000      1,417,375
      5.50%, 02/15/08                                 1,200,000      1,149,000
      5.50%, 05/15/09                                   500,000        478,125
      5.63%, 09/30/01                                 2,500,000      2,473,438
      5.63%, 05/15/08                                 3,300,000      3,182,438
      5.75%, 06/30/01                                 3,000,000      2,978,439
      5.75%, 11/30/02                                 1,600,000      1,576,501
      5.75%, 04/30/03                                 1,000,000        984,688
      5.75%, 08/15/03                                 5,000,000      4,914,065
      5.88%, 11/30/01                                   850,000        842,563
      5.88%, 09/30/02                                 1,700,000      1,680,345
      5.88%, 02/15/04                                 1,000,000        986,250
      5.88%, 11/15/04                                 1,000,000        985,000

      5.88%, 11/15/05                                 2,500,000      2,457,033
      6.00%, 08/15/09                                 2,800,000      2,777,250
      6.13%, 12/31/01                                 1,200,000      1,193,250
      6.13%, 08/15/07                                 3,300,000      3,280,408
      6.25%, 10/31/01                                 2,800,000      2,790,376
      6.25%, 01/31/02                                 1,000,000        996,250
      6.25%, 02/28/02                                 7,000,000      6,973,750
      6.25%, 06/30/02                                 3,000,000      2,989,689
      6.25%, 02/15/03                                 3,800,000      3,789,314
      6.38%, 09/30/01                                 2,000,000      1,996,250
      6.38%, 08/15/02                                 4,700,000      4,692,659
      6.50%, 05/15/05                                 3,000,000      3,032,814
      6.50%, 08/15/05                                 3,000,000      3,031,875
      6.50%, 10/15/06                                 1,400,000      1,415,750
      6.50%, 02/15/10                                 1,800,000      1,861,313
      6.63%, 06/30/01                                 2,000,000      2,003,126
      6.63%, 04/30/02                                 2,800,000      2,807,000
      6.63%, 05/15/07                                 1,000,000      1,020,625
      6.88%, 05/15/06                                 3,000,000      3,087,189
      7.00%, 07/15/06                                 1,900,000      1,968,282
      7.25%, 08/15/04                                 8,950,000      9,249,270
      7.50%, 11/15/01                                 5,200,000      5,266,628
      7.50%, 05/15/02                                 3,000,000      3,055,314
      7.50%, 02/15/05                                 1,300,000      1,363,375
      7.88%, 08/15/01                                 4,300,000      4,363,158
      7.88%, 11/15/04                                 3,000,000      3,175,314
    --------------------------------------------------------------------------
                                                                   201,350,020
    --------------------------------------------------------------------------

    TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
    (Cost: $272,485,675)                                           265,077,600
    --------------------------------------------------------------------------

    SECURITY                                         PRINCIPAL         VALUE
    --------------------------------------------------------------------------

    SHORT TERM INSTRUMENTS--5.17%

    --------------------------------------------------------------------------
    Federal Home Loan Mortgage Corporation
     Discount Note
      6.42%, 07/05/00+                                4,247,333      4,247,333
    Goldman Sachs Financial
     Square Prime Obligation Fund
      6.57%, 07/03/00+                               10,834,855     10,834,855
    Short Term Investment Company
     Liquid Assets Portfolio
      6.67%, 07/03/00+                                7,000,000      7,000,000
    --------------------------------------------------------------------------
    TOTAL SHORT TERM INSTRUMENTS
      (Cost: $22,082,188)                                           22,082,188
    --------------------------------------------------------------------------

    SECURITY                                         PRINCIPAL         VALUE
    --------------------------------------------------------------------------

    REPURCHASE AGREEMENTS--1.28%
    --------------------------------------------------------------------------

    Morgan Stanley Tri Party Repurchase Agreement,
     dated 6/30/00, due 7/03/00, with a maturity
     value of $5,455,452,562 an effective
     yield of 6.30%.                                  5,452,562      5,452,562
    --------------------------------------------------------------------------
    TOTAL REPURCHASE AGREEMENTS
    (Cost: $5,452,562)                                               5,452,562
    --------------------------------------------------------------------------

    TOTAL INVESTMENTS IN SECURITIES -- 103.55%
    (Cost $458,575,643)                                           442,167,182
    --------------------------------------------------------------------------
    Other Assets, Less Liabilities -- (3.55%)                      (15,164,127)
    --------------------------------------------------------------------------
    NET ASSETS -- 100.00%                                         $427,003,055
    ==========================================================================

------------------------------------------------------------------------------
+   Represents   investment  of  collateral  received  from  securities  lending transactions. See Note 4.
++  Investments are denominated in U.S. Dollars.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


E*TRADE BOND INDEX FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)
---------------------------------------------------------------------------------------------------

ASSETS

Investments:
In Bond Index Master Portfolio ("Master Portfolio"), at market value (Note 1)            $2,944,536
                                                                                         ----------
Total Assets                                                                              2,944,536
                                                                                         ----------
LIABILITIES
Payables:
       Accrued administration fee (Note 2)                                                    2,702
       Distribution to shareholders                                                          46,445
       Due to E*TRADE Asset Management, Inc. (Note 2)                                           217
                                                                                         ----------
Total Liabilities                                                                            49,364
                                                                                         ----------
NET ASSETS                                                                               $2,895,172
                                                                                         ==========
NET ASSETS CONSIST OF:
       Paid-in capital                                                                    2,928,704
       Distributions in excess of net investment income                                      (4,202)
       Undistributed net realized loss on investments                                       (39,364)
       Net unrealized appreciation of investments                                            10,034
                                                                                         ----------
NET ASSETS                                                                               $2,895,172
                                                                                         ==========
Shares outstanding                                                                          290,247
                                                                                         ==========
Net asset value and offering price per share                                             $     9.97
                                                                                         ==========
---------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS


E*TRADE BOND INDEX FUND
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

---------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
       Interest                                                                            $ 92,800
       Expenses                                                                              (1,083)
                                                                                           --------
Net investment income allocated from Master Portfolio                                        91,717
                                                                                           --------
FUND EXPENSES (NOTE 2)
       Administration fees                                                                    3,369
       Advisory fees                                                                            270
       Trustee fees                                                                             133
                                                                                           --------
Total fund expenses                                                                           3,772
                                                                                           --------
Less:
       Waived Trustee fees (Note 2)                                                            (133)
                                                                                           --------
Total Net Expenses                                                                            3,639
                                                                                           --------
Net investment income                                                                        88,078
                                                                                           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
       Net realized loss on investments                                                     (38,435)
       Net change in unrealized appreciation of investments                                  51,088
                                                                                           --------
Net gain on investments allocated from Bond Index Master Portfolio                           12,653
                                                                                           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $100,731
                                                                                           ========
---------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE BOND INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                           FOR THE PERIOD
                                                                             FOR THE      AUGUST 13, 1999
                                                                     SIX MONTHS 1999     (COMMENCEMENT OF
                                                                 ENDED JUNE 30, 2000  OPERATIONS) THROUGH
                                                                         (UNAUDITED)    DECEMBER 31, 1999
                                                                 -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
       Net investment income                                               $   88,078        $   32,160
       Net realized loss                                                      (38,435)             (917)
       Net change in unrealized appreciation (depreciation)                    51,088           (41,054)
                                                                           ----------        ----------
Net increase (decrease) in net assets resulting from operations               100,731            (9,811)
                                                                           ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
       From net investment income                                             (92,280)          (33,085)
                                                                           ----------        ----------
Total distributions to shareholders                                           (92,280)          (33,085)
                                                                           ----------        ----------
CAPITAL SHARE TRANSACTIONS:
       Proceeds from shares sold                                            2,191,838         3,007,179
       Net asset value of shares issued in reinvestment of dividends           60,564             3,470
       and distributions
       Cost of shares redeemed (net of redemption fees of $4,748 and
       $1,018, respectively)                                               (1,692,365)         (641,069)
                                                                           ----------        ----------
Net increase in net assets resulting from capital share transactions          560,037         2,369,580
                                                                           ----------        ----------
Increase in net assets                                                        568,488         2,326,684
NET ASSETS:
Beginning of period                                                         2,326,684                --
                                                                           ==========       ===========
End of period  (including distributions in excess of net investment income and undistributed net investment income of
               $4,202 and $0)                                             $ 2,895,172       $ 2,326,684
                                                                          ===========       ===========
SHARES ISSUED AND REDEEMED:
       Shares sold                                                            219,664           298,523
       Shares issued in reinvestment of dividends and distributions             6,080               346
       Shares redeemed                                                       (170,293)          (64,073)
                                                                          -----------       -----------
Net increase in shares outstanding                                             55,451           234,796
                                                                          ===========       ===========

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

E*TRADE BOND INDEX FUND

-------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                      SIX     AUG. 13, 1999
                                                             MONTHS ENDED  (COMMENCEMENT OF
                                                            JUN. 30, 2000    OPERATIONS) TO
                                                               (UNAUDITED)++  DEC. 31, 1999++

-------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 9.91           $10.00
                                                                   ------           ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                            0.32             0.16
    Net realized and unrealized gain                                 0.05            (0.09)
    (loss) on investments
                                                                   ------           ------
TOTAL FROM INVESTMENT OPERATIONS                                     0.37             0.07
                                                                   ------           ------
LESS DISTRIBUTIONS:
    From net investment income                                      (0.33)           (0.16)
                                                                   ------           ------
TOTAL DISTRIBUTIONS                                                 (0.33)           (0.16)
                                                                   ------           ------
REDEMPTION FEES ADDED TO PAID-IN-CAPITAL                             0.02             0.00***
                                                                   ------           ------
NET ASSET VALUE, END OF PERIOD                                     $ 9.97           $ 9.91
                                                                   ======           ======
TOTAL RETURN                                                         3.96%**          0.74%*
                                                                   ======           ======
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000s)                               $2,895           $2,327
    Ratio of expenses to average net                    +            0.35%+++         0.35%+++
    assets
    Ratio of net investment income to                   +            6.52%            6.34%
    average net assets
    Portfolio turnover rate                             1           22.00%           25.00%

-------------------------------------------------------------------------

* FOR THE PERIOD AUGUST 13, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS OR FUTURE RETURNS.
** FOR THE SIX MONTHS ENDED JUNE 30, 2000 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS OR FUTURE RETURNS.
*** ROUNDS TO LESS THAN $0.01
+   ANNUALIZED.
++ PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE BOND INDEX MASTER PORTFOLIO.
+++ THE INVESTMENT ADVISER HAS VOLUNTARILY AGREED TO PAY THE NON-AFFILIATED
    TRUSTEE EXPENSES FOR THE FUND FOR THE PERIOD JANUARY 1, 2000 THROUGH MAY 9, 2000. EVEN THOUGH SUCH ACTION HAD BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE REMAINED UNCHANGED.
  1 REPRESENTS THE PORTFOLIO TURNOVER RATE OF THE CORRESPONDING MASTER
    PORTFOLIO.

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND INDEX FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

         E*TRADE Bond Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2000 the Trust offered eight series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE S&P 500 Index Fund, and E*TRADE the Technology Index Fund. These financial statements contain the E*TRADE Bond Index Fund.

         The Fund's investment objective is to provide investment results that correspond, before fees and expenses, to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Government/Corporate Bond Index. *

         * Lehman Brothers ("Lehman") does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. "Lehman Brothers
     Government/Corporate Bond Index (TM) " is a trademark of Lehman. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Lehman, and neither Lehman nor the Lehman Brothers Government/Corporate Bond Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.

         The following is a summary of significant accounting policies which are consistently followed by the Fund in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with accounting principles accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     PRINCIPLES OF ACCOUNTING

         The Fund uses the accrual method of accounting for financial reporting purposes.

     INVESTMENT POLICY AND SECURITY VALUATION

         The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Bond Index Master Portfolio (the "Master Portfolio"), a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of June 30, 2000, the value of the Fund's investment in the Master Portfolio was 6.9% of the outstanding interests of the Master Portfolio.

         The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's shares held by the Fund. Debt securities of the Master Portfolio are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

         Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

         The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     DISTRIBUTIONS TO SHAREHOLDERS

         Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

         Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     FEDERAL INCOME TAXES

         The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2000.

         At December 31, 1999, for federal income tax purposes, the Fund had a capital loss carryforward of $134, expiring in 2007. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 1999, the Fund has elected to defer $604 of capital losses attributable to Post-October losses.

     REDEMPTION FEES

         For redemptions made after September 30, 2000, shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. For shares held in the Fund that are redeemed before October 1, 2000 and within four months from the date of purchase, the redemption fee is 0.50%. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

         E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

         Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

         The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.25% of its average daily net assets for its services as administrator of the Fund.

         PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund.

         E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

         Subject to a limitation of 0.0049% of the Fund's average daily net assets, the Fund records Trustee fees and expenses and certain other direct expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the six months ended June 30, 2000. Effective May 9, 2000, the trustees fees and expenses are no longer a direct expense of the Fund, but rather those expenses are paid by the Investment Advisor pursuant to the Administrative Agreement.

3.   PORTFOLIO SECURITIES LOANED

         As of June 30, 2000, the Master Portfolio had loaned securities, which were collateralized by cash, money market mutual funds and repurchase agreements. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending is that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the Master Portfolio's financial statements.

BOND INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments at market value (Cost: $458,575,643) (Note 1)      $442,167,182
Receivables:
      Investment securities sold                                  1,040,573
      Interest                                                    7,003,802
                                                               ------------
Total Assets                                                    450,211,557
                                                               ------------
LIABILITIES
Payables:
      Investment securities purchased                               999,310
      Collateral for securities loaned (Note 4)                  22,082,188
      Due to BGI (Note 2)                                           127,004
                                                               ------------
Total Liabilities                                                23,208,502
Liabilities
                                                               ------------
NET ASSETS                                                     $427,003,055
                                                               ============

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BOND INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
-----------------------------------------------------------------------

NET INVESTMENT INCOME
      Interest (Includes securities lending income
        of $17,733)                                         $15,090,875
                                                            -----------
Total investment income                                      15,090,875
                                                            -----------
EXPENSES (NOTE 2)
      Advisory fees                                             176,216
                                                            -----------
Total expenses                                                  176,216
                                                            -----------
Net investment income                                        14,914,659
                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss on sale of investments               (6,196,688)
      Net change in unrealized appreciation
       (depreciation) of investments                          7,643,158
                                                            -----------
Net gain on investments                                       1,446,470
                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $16,361,129
                                                            ===========
-----------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BOND INDEX MASTER PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE SIX
                                                                     MONTHS ENDED                 FOR THE                 FOR THE
                                                                    JUNE 30, 2000            PERIOD ENDED              YEAR ENDED
                                                                       (UNAUDITED)      DECEMBER 31, 1999*      FEBRUARY 28, 1999
                                                                    -------------       -----------------       -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
      Net investment income                                         $  14,914,659           $  22,243,983            $  7,063,037
      Net realized gain (loss)                                         (6,196,688)             (2,713,060)                419,676
      Net change in unrealized appreciation (depreciation)              7,643,158             (22,407,564)             (4,365,016)
                                                                    -------------           -------------            ------------
Net increase (decrease) in net assets resulting
        from operations                                                16,361,129              (2,876,641)              3,117,697
                                                                    -------------           -------------            ------------
INTERESTHOLDER TRANSACTIONS:
      Contributions                                                    83,224,962             524,489,703             357,368,335
      Withdrawals                                                    (117,026,949)           (478,897,035)            (51,992,277)
                                                                    -------------           -------------            ------------
Net increase (decrease) in net assets resulting from
       interestholder transactions                                    (33,801,987)             45,592,668             305,376,058
                                                                    -------------           -------------            ------------
Increase (decrease) in net assets                                     (17,440,858)             42,716,027             308,493,755
NET ASSETS:
Beginning of period                                                   444,443,913             401,727,886              93,234,131
                                                                    -------------           -------------            ------------
End of period                                                       $ 427,003,055           $ 444,443,913            $401,727,886
                                                                    =============           =============            ============

---------------------------------------------------------------------------------------------------------------------------------

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BOND INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to Bond Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Debt securities of the Master Portfolio are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized, respectively, under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Code, and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master

Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     The repurchase agreement entered into on June 30, 2000 by the Master Portfolio is fully collateralized by U.S. Government obligations with a rate of 6.50%, a maturity date of 08/15/05 and an aggregate market value of $5,565,975.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.08% of the average daily net assets of the Bond Index Master Portfolio, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for the Master Portfolio for the six months ended June 30, 2000 were as follows:

    U.S. GOVERNMENT OBLIGATIONS:

    Purchases at cost           $  52,931,514
    Sales proceeds                 77,259,287

    OTHER SECURITIES:

    Purchases at cost           $  42,950,493
    Sales proceeds                 36,707,378

     At June 30, 2000 the Master Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:


                     TAX             UNREALIZED              UNREALIZED         NET UNREALIZED
                    COST           APPRECIATION            DEPRECIATION           DEPRECIATION
-----------------------------------------------------------------------------------------------

                $458,575,643        $1,419,317             $(17,827,778)         $(16,408,461)

4.   PORTFOLIO SECURITIES LOANED

     As of June 30, 2000, the Master Portfolio had loaned securities which were collateralized by U.S. Government Agency obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan at June 30, 2000 was $21,525,993 and the value of the related collateral was $22,082,188.

5.   FINANCIAL HIGHLIGHTS

     The ratios of  expenses to average net  assets,  net  investment  income to
average  net  assets  and  portfolio   turnover  rates   (excluding   short-term
securities) for the Master Portfolio are as follows:

                                              SIX MONTH         FOR THE            FOR THE
                                                  ENDED    PERIOD ENDED         YEAR ENDED
                                          JUNE 30, 2000     DECEMBER 31,       FEBRUARY 28,
                                             (UNAUDITED)           1999*              1999
-------------------------------------------------------------------------------------------
     Ratio of expenses to average net              0.08%           0.08%              0.08%
     assets +

     Ratio of net investment income to             6.77%           6.44%              6.31%
     average net assets +
     Portfolio turnover rate                         22%             25%                28%
-------------------------------------------------------------------------------------------

* For the ten months ended December 31,1999. The Master Portfolio changed its fiscal year-ends from February 28 to December 31.

+    Annualized for period of less than one year.